Summary of Significant Accounting policies - Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Customer Relationships [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets, useful life	3 years
Customer Relationships [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets, useful life	15 years
Trademarks [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets, useful life	5 years
Trademarks [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets, useful life	15 years